INVESTMENTS (Schedule of Long-term Investments) (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Carrying amount of equity investments without readily determinable fair value	$ 7,255	$ 7,670
Carrying amount of equity method investments	1,275	2,380
Carrying amount of long-term investments	$ 8,530	$ 10,050